Liquidity & Going Concern Uncertainty	9 Months Ended
Apr. 30, 2014
Liquidity & Going Concern Uncertainty [Abstract]
Liquidity & Going Concern Uncertainty

2.Liquidity & Going Concern Uncertainty

These unaudited condensed consolidated financial statements have been prepared and presented on a basis assuming we will continue as a going concern.  The factors below raise substantial doubt about our ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty.

Since our inception, we have financed our operations primarily through public and private offerings of securities, debt financing, and revenue from product sales and license agreements. We have a history of recurring losses, and as of April 30, 2014, we have incurred a cumulative net loss of $78,546,000.

We do not have, and may never have, significant cash inflows from product sales or from other sources of revenue to fund our operations. As of April 30, 2014, we had $416,000 in cash and cash equivalents, and $1,156,000 of current liabilities, including $529,000 in accounts payable and $512,000 in restructuring liabilities.  As of April 30, 2014, we have no long-term debt. We do not currently believe that our existing cash resources are sufficient to meet our anticipated needs over the next twelve months.

Until we can generate significant cash from operations, we expect to continue to fund our operations with the proceeds of offerings of our equity and debt securities. However, we cannot assure you that additional financing will be available when needed or that, if available, financing will be obtained on terms favorable to us or to our stockholders. If we raise additional funds from the issuance of equity securities, substantial dilution to our existing stockholders would likely result. If we raise additional funds by incurring debt financing, the terms of the debt may involve significant cash payment obligations as well as covenants and specific financial ratios that may restrict our ability to operate our business.  Further, any contracts or license arrangements we enter into to raise funds may require us to relinquish our rights to our products or technology, and we cannot assure you that we will be able to enter into any such contracts or license arrangements on acceptable terms, or at all.  Having insufficient funds may require us to delay or scale back our marketing, distribution and other commercialization activities or cease our operations altogether.

We do not have any unused credit facilities or other sources of capital available to us at this time. We intend to secure additional working capital through sales of additional debt or equity securities. Our intended financing initiatives are subject to risk, and we cannot provide any assurance about the availability or terms of these or any future financings.

If we are unable to obtain sufficient capital, it will have a material adverse effect on our business and operations. It could cause us to fail to execute our business plan, fail to take advantage of future opportunities, or fail to respond to competitive pressures or customer requirements. It also may require us to significantly modify our business model and operations to reduce spending to a sustainable level, which may include delaying, scaling back or eliminating some or all of our ongoing and planned investments in corporate infrastructure, research and development projects, regulatory submissions, business development initiatives, and sales and marketing activities, among other investments. If adequate funds are not available when needed, we may be required to reduce or cease operations altogether.

The financial statements do not include any adjustment relating to recoverability or classification of recorded assets and classification of recorded liabilities.